Post-retirement pension and other defined benefit schemes - Pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-retirement pension and other defined benefit schemes
Defined contribution plans	$ 553	$ 528
Defined benefit plans Current service cost and expenses	91	77
Defined benefit plans Past service (credit)/cost	(26)	9
Pension costs	$ 618	$ 614	$ 537